Variable Interest Entities - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Book value of units in the Company's consolidated accounts	[1]	$ 14,930	$ 15,145
SFL Deepwater Ltd
Variable Interest Entity [Line Items]
Investment in finance lease		394	429
Amount due from related parties		4	45
Other assets		2	13
Total assets		400	487
Short-term interest bearing debt		23	32
Long-term interest bearing debt		198	271
Other liabilities		3	6
Long-term debt due to related parties		137	145
Total liabilities		361	454
Equity		39	33
Book value of units in the Company's consolidated accounts		434	450
West Hercules
Variable Interest Entity [Line Items]
Investment in finance lease		394	426
Amount due from related parties		5	5
Other assets		2	10
Total assets		401	441
Short-term interest bearing debt		28	28
Long-term interest bearing debt		229	256
Other liabilities		1	1
Long-term debt due to related parties		125	145
Total liabilities		383	430
Equity		18	11
Book value of units in the Company's consolidated accounts		571	603
West Linus
Variable Interest Entity [Line Items]
Investment in finance lease		530	574
Amount due from related parties		0	14
Other assets		0	0
Total assets		530	588
Short-term interest bearing debt		51	51
Long-term interest bearing debt		302	400
Other liabilities		2	3
Short-term debt due to related parties		23
Long-term debt due to related parties		125	125
Total liabilities		503	579
Equity		27	9
Book value of units in the Company's consolidated accounts		$ 559	$ 581

[1]	The fixed assets referred to in the table are the Company’s operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.